ORGANIZATION (Details)	Apr. 30, 2013 sqft
ORGANIZATION [Abstract]
Percentage of ordinary taxable income that must be distributed to shareholders (in hundredths)	90.00%
Real Estate Properties [Line Items]
Number of apartment units owned	4,865
Net rentable area (in square feet)	12,400,000
Multi-family residential properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	87
Number of apartment units owned	10,280
Commercial properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	182